SHAREHOLDERS' EQUITY	12 Months Ended
Feb. 29, 2016
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

13. SHAREHOLDERS' EQUITY

Number of shares authorized

        The Company has an unlimited amount of common shares authorized for issuance.

        On September 23, 2013 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 on a pre-consolidation basis, for aggregate gross proceeds of $25,011. After deducting commissions and listing expenses, the Company realized net proceeds of $22,434. Each unit consisted of one common share of the Company and three quarters of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.70 per share, subsequently changed to purchase 1/25th of one common share at an exercise price of $67.50 per share following the share consolidation, until September 23, 2018, subject to certain adjustments. Upon issuance, the Company recognized a liability in the amount of $6,425 for the warrants, see Warrants section for further details.

        On August 1, 2014 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 15,927,500 units at $1.80 CAD on a pre-consolidation basis, for aggregate gross proceeds of $28,670 CAD. After deducting commissions and listing expenses, the Company realized net proceeds of $23,960 ($26,184 CAD). Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.25 CAD per share, subsequently changed to purchase 1/25th of one common share at an exercise price of $56.25 CAD per share following the share consolidation, until August 1, 2016. Upon issuance, the Company recognized a liability in the amount of $2,551 for the warrants, see Warrants section for further details.

        On February 2, 2016, the Company effected a share consolidation of the Company's common shares at a ratio of 1-for-25. As a result of the share consolidation, every 25 shares of the issued and outstanding common shares consolidated into one newly-issued outstanding common share. Each fractional share remaining after the share consolidation was cancelled. The number of outstanding stock options and restricted share units were proportionately adjusted by the consolidation ratio and the exercise prices correspondingly increased by the same consolidation ratio. All shares and exercise prices are presented on a post-consolidation basis in these consolidated financial statements.

Share based compensation plan

        The Company had previously established the DragonWave Inc. Key Employee Stock Option/Stock Issuance Plan (the "Previous Plan") applicable to full-time employees, directors and consultants of the Company for purchase of common shares. Options are granted with an exercise price equal to the fair value of the common shares of the Company, and generally vest at a rate of 25% one year from the date of the option grant, and 1/36th of the remaining 75% per additional month of full-time employment with the Company. All remaining outstanding options expire five years from the grant date, or upon termination of employment. The maximum number of common shares issuable under the previous plan was 10% of the common shares issued and outstanding.

        On June 20, 2014 the Shareholders approved the adoption of a new Share Based Compensation Plan (the "Plan") to replace the Previous Plan. The Plan includes provision for granting of performance share units ("PSUs"), restricted share units ("RSUs"), deferred share units ("DSUs"), Bonus Shares (as defined in the Plan) and options to purchase common shares. Settlement of vested PSUs, RSUs and DSUs is effected by delivering common shares acquired in the open market and/or issued from treasury, or by making a cash payment equal to the number of PSUs, RSUs or DSUs multiplied by the volume weighted average trading price of the common shares on the applicable stock exchange for the five trading days preceding the settlement date, or by a combination of these methods. The manner of settlement for RSUs, PSUs and DSUs is determined by the Compensation Committee in its sole discretion. The maximum number of common shares issuable under the Plan is 302,007, which represents 10% of the common shares issued and outstanding as at February 29, 2016.

        The following is a summary of stock option activity:

	February 29, 2016		February 28, 2015
	Options	Weighted Average Exercise Price (CAD)	Options	Weighted Average Exercise Price (CAD)
Opening balance	159,421	$76.34	127,149	$92.70
Granted	172,974	$8.64	43,156	$52.76
Forfeited	(55,667)	$82.34	(10,884)	$173.94

Closing balance	276,728	$32.82	159,421	$76.34

        The following table shows the weighted average values used in determining the fair value of options granted during the years ended February 29, 2016 and February 28, 2015:

	February 29, 2016	February 28, 2015
Volatility	95.6%	75.8%
Risk free rate	0.58%	1.35%
Dividend yield	Nil	Nil
Average expected life	3.97 yrs	4 yrs

        The 172,974 options granted during the year ended February 29, 2016 were determined to have a fair value of $683 [2015 – 43,156 options valued at $1,204].

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 29, 2016:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)
$3.00	$3.25	102,737	4.73	$3.00	51,616	4.73	$3.00
$3.26	$16.88	4,017	4.73	$3.97	969	4.86	$3.50
$16.89	$21.00	50,016	4.22	$19.25	—	0.00	$0.00
$21.01	$46.88	19,764	2.78	$30.54	17,567	2.74	$30.55
$46.89	$52.88	15,589	2.44	$51.80	10,244	2.40	$51.81
$52.89	$54.88	33,245	3.37	$53.75	14,579	3.37	$53.75
$54.89	$62.13	21,677	2.19	$56.00	15,287	2.19	$56.00
$62.14	$79.25	16,705	1.41	$73.32	14,941	1.40	$73.35
$79.26	$169.25	12,978	0.22	$166.23	12,978	0.22	$166.23

		276,728	3.60	$32.82	138,181	3.10	$44.28

        The Company has recognized $941 for the year ended February 29, 2016 as compensation expense for stock-based grants, with a corresponding credit to contributed surplus [2015 – $1,177]. Stock compensation expense was allocated to operating expenses as follows:

	February 29, 2016	February 28, 2015
Research and development	172	297
Sales and marketing	204	333
General and administrative	565	547

Total	941	1,177

        As at February 29, 2016, compensation costs not yet recognized relating to stock option awards outstanding is $1,476 [2015 – $1,926] net of estimated forfeitures. Performance vesting awards will vest as performance conditions are met. Compensation will be adjusted for subsequent changes in estimated forfeitures.

Restricted Share Units (RSU's)

        The Company has entered into restricted stock agreements with certain of its independent directors. These units which were issued during July 2014 were subject to each director's continued engagement on the Board for a period of one year from the date of issuance. All of the originally issued RSUs vested during the second quarter of fiscal year 2016 with the exception of 800 RSUs which were cancelled on April 14, 2015.

        The following table sets forth the summary of restricted share activity under the Company's Share Based Compensation Plan for the year ended February 29, 2016:

	Year ended February 29, 2016
	RSU's	Weighted Average Price (CAD)
RSU balances at February 28, 2014	—	—
Granted	3,200	$53.75

RSU balances at February 28, 2015	3,200	$53.75
Forfeited	(800)	$53.75
Vested	(2,400)	$53.75

RSU balances at February 29, 2016	—	—

        The Company has recognized $39 for the year ended February 29, 2016 as compensation expense for restricted share units, with a corresponding credit to contributed surplus [2015 – $93].

Restricted shares & employee share purchase plan

        The Company launched an Employee Share Purchase Plan ["ESPP"] on October 20, 2008. The plan includes provisions to allow employees to purchase common shares. The Company will match the employees' contribution at a rate of 25%. During the year ended February 29, 2016 a total of 5,207 common shares were purchased by employees at fair market value, while the Company issued 1,227 common shares, net of forfeitures, as its matching contribution during the year ended February 29, 2016. The shares contributed by the Company will vest 12 months after issuance.

        The Company records an expense equal to the fair value of shares granted pursuant to the employee share purchase plan over the period the shares vest, with a corresponding credit to contributed surplus. The total fair value of the shares earned during the year ended February 29, 2016 was $13 [2015 – $13]. The fair value of the unearned ESPP shares as at February 29, 2016 was $8 [2015 – $13]. The number of shares held for release, and still restricted under the plan at February 29, 2016 was 978 [2015 – 440].

Warrants

        Effective May 30, 2007, the Company granted warrants to purchase up to 5,050 common shares of the Company at a price of $88.75 CAD per share. The warrants expire 10 years after the date of issuance. The warrants vested based on the achievement of pre-determined business milestones and resulted in 31,562 warrants being eligible for exercise. Each whole warrant entitles the holder to purchase 1/25th of one common share of the Company.

        On September 23, 2013 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 on a pre-consolidation basis, for aggregate gross proceeds of $25,011. Equity issuance expenses relating to the offering totaled $2,576 of which $662 was expensed as the proportionate warrant costs. Each unit consisted of one common share of the Company and three quarters of one warrant (warrants issued – 8,932,500). Each whole warrant entitles the holder to purchase 1/25th common share of the Company at an exercise price of $67.50 per share until September 23, 2018. On August 1, 2014 the warrant exercise price was adjusted to $32.50 as a result of a subsequent equity financing undertaken by the Company. In the event of a fundamental transaction the Company may be required to settle the warrants with a cash payment. As a result, the Company recognized a warrant liability of $6,425 which represented the estimated fair value of the liability as at September 23, 2013. The warrant liability is adjusted quarterly to its estimated fair value. Increases or decreases in the fair value of the warrants are presented as "Fair value adjustment – warrant liability" in the consolidated statement of operations. As at February 29, 2016, 2,088,750 warrants were outstanding and the liability for warrants was decreased to $3. In the year ended February 29, 2016 the Company realized a gain in the amount of $600 in the consolidated statement of operations which represented the change in fair value of the remaining warrant liability of $3.

        On August 1, 2014 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 15,927,500 units at $1.80 CAD on a pre-consolidation basis for aggregate gross proceeds of $28,670 CAD. Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase 1/25th of one common share of the Company at an exercise price of $56.25 CAD per share until August 1, 2016, subject to certain adjustments. Equity issuance expenses relating to the offering totaled $2,275 of which $221 was expensed as the proportionate warrant costs. As a result of the offering, the Company issued warrants totaling 7,963,750 and recognized a warrant liability of $2,551 which represented the estimated fair value of the liability as at August 1, 2014. During the year ended February 29, 2016 the Company realized a gain in the amount of $519 in the consolidated statement of operations which represented the change in fair value of the remaining warrant liability of $117.

        The following is a summary of outstanding warrants:

	February 29, 2016
	Warrants Outstanding	Shares Purchasable	Exercise Price
May 2007 Issuance	31,562	1,262	$88.75
September 2013 Issuance	2,088,750	83,550	$32.50
August 2014 Issuance	7,963,750	318,550	$56.25	CAD